Employee benefits - Underfunded pension plans - Assets by category (Details) - Underfunded pension plans - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Assets by category
Cash and cash equivalents	$ 21	$ 32
Equity securities	1,188	1,367
Real estate	51	44
Loans to participants	3	5
Others	165	195
Total	3,273	3,776
Level 1
Assets by category
Cash and cash equivalents	3	4
Equity securities	1,186	1,364
Total	1,347	1,773
Level 2
Assets by category
Cash and cash equivalents	18	28
Equity securities	2	3
Total	1,494	1,562
Level 3
Assets by category
Real estate	51	44
Loans to participants	3	5
Others	165	195
Total	432	441
Corporate
Assets by category
Debt securities	374	338
Corporate | Level 2
Assets by category
Debt securities	374	338
Government
Assets by category
Debt securities	796	942
Government | Level 1
Assets by category
Debt securities	116	141
Government | Level 2
Assets by category
Debt securities	680	801
Fixed income
Assets by category
Investments funds	338	159
Fixed income | Level 1
Assets by category
Investments funds	42	159
Fixed income | Level 2
Assets by category
Investments funds	296
Investments in equity securities
Assets by category
Investments funds	124	400
Investments in equity securities | Level 1
Assets by category
Investments funds		8
Investments in equity securities | Level 2
Assets by category
Investments funds	124	392
Private Equity funds
Assets by category
Structured investments	213	294
Private Equity funds | Level 1
Assets by category
Structured investments		97
Private Equity funds | Level 3
Assets by category
Structured investments	$ 213	$ 197